Exploration and evaluation assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Exploration and evaluation assets

7.	Exploration and evaluation assets

Tuligtic
Exploration and evaluation assets	$
Acquisition costs:
Opening balance - (December 31, 2023)	1
Additions	-
Impairment of acquisition costs	-
Closing balance - (December 31, 2024)	1
Deferred exploration costs:
Opening balance - (December 31, 2023)	-
Costs incurred during the year
Professional/technical fees	154,246
Geochemical, metallurgy	-
Travel and accommodation	35,931
Geology, geophysics and exploration	-
Supplies and miscellaneous	78,709
Environmental and permit	35,391
Value-added tax (Note 4)	53,883
Refund - Value-added tax	(302,786)
Impairment of deferred exploration cost	(55,374)
Total deferred exploration costs during the year	-
Closing balance - (December 31, 2024)	-
Total exploration and evaluation assets	1

During the year ended December 31, 2024, the Company recorded an impairment of acquisition cost of $Nil (2023 - $11,308,720; 2022 - $Nil ) and deferred exploration costs of $55,374 (2023 - $52,514,758; 2022 - $Nil ) with respect to Tuligtic property due to the Mexican government’s action to revoke the Company’s mineral concession title and to prevent any further exploration and development plans on the Tuligtic property.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.

Tuligtic
Exploration and evaluation assets	$
Acquisition costs:
Opening balance - (December 31, 2022)	11,308,721
Additions	-
Impairment of acquisition costs	(11,308,720)
Closing balance - (December 31, 2023)	1
Deferred exploration costs:
Opening balance - (December 31, 2022)	51,806,355
Costs incurred during the year
Professional/technical fees	159,031
Geochemical, metallurgy	1,022
Travel and accommodation	70,324
Geology, geophysics and exploration	172,455
Supplies and miscellaneous	318,047
Environmental and permit	384,421
Value-added tax (Note 4)	164,189
Refund - Value-added tax	(561,086)
Impairment of deferred exploration cost	(52,514,758)
Total deferred exploration costs during the year	(51,806,355)
Closing balance - (December 31, 2023)	-
Total exploration and evaluation assets	1

The following is a description of the Company’s most significant property interests:

(a)	Tuligtic

The Tuligtic property consisted of two mineral concessions which the Company applied for in 2002 and 2008. The mineral concessions were granted in 2003 and 2009, respectively (“the “Concessions”). The Company held a 100% interest in the Concessions subject to a 2.0% NSR royalty held by Almadex Minerals Ltd (‘’Almadex”). The Concessions covered approximately 14,000 Ha, including certain endowed lands of the Ejido Tecoltemi, which comprise approximately 330 Ha. The Concessions are located in Puebla, Mexico and underpinned the discovery made by the Company in 2010, referred to as “Ixtaca”.

In 2015, the Ejido Tecoltemi initiated a lawsuit against the Mexican government (President, Congress, Ministry of Economy, Directorate of Mines, Mining Registry Office) asserting that the Mexican mining law is unconstitutional because it fails to include provisions requiring consultation of indigenous communities before granting mineral titles. This lawsuit ultimately came before Mexico’s Supreme Court (“SCJN”), and in early 2022, the SCJN ruled that the Mexican mineral title law is constitutional, but that the Ministry of Economy (“Economia”) should have provided for a consultation procedure with relevant indigenous communities prior to issuing the Concessions to the Company. The SCJN ordered Economia to declare the Concessions ineffective - to revert them to application status - and to conduct indigenous consultation prior to re-issuing them.

(a)	Tuligtic (continued)

In July, 2022 the Company announced that Economia notified Almaden that the Concessions were “ineffective”. The Company understood that the mineral title had reverted to application status, and that these applications preserved the mineral rights for Almaden but did not allow the Company to engage in exploration, until such time as Economia completed its court-ordered process to properly issue the Concessions after conducting indigenous consultation in the area covered by the mineral title applications.

However, on February 22, 2023, Economia made a submission to Mexican courts seeking to deny the two mineral title applications which were first made by Almaden in 2002 and 2008 (the “Submission”). The Submission claimed that the applications contain technical faults, despite Economia’s previous statements to the contrary and its acceptance of the mineral title applications and grant of the Concessions in 2003 and 2009.

This Submission has been reviewed by the Mexican district and appeals courts, which have ruled that the Submission complies with the SCJN ruling. However, the appeals court’s ruling did not address the validity of the Submission and therefore safeguarded the Company’s right to challenge the substance and legality of the Submission through the Mexican Federal Administrative Court (“TFJA”), which the Company has done.

The TFJA has granted a definitive injunction to Almaden’s Mexican subsidiary, Minera Gorrión (“MG”), which prevents Economia from releasing the mineral rights covered by the Company’s mineral title applications to third parties while the TFJA trial regarding the substance and legality of the Submission continues.

During the year ended December 31, 2024, the Company submitted a claim for arbitration under the Comprehensive and Progressive Agreement for Trans-Pacific Partnership (CPTPP) (Note 18). As part of this process, the Company withdrew its legal challenge in Mexican courts to focus on the arbitration proceedings.

(c)	Other

Expenditures incurred by the Company in Mexico are subject to Mexican Value added tax (“VAT”). The VAT is included in exploration and evaluation assets as incurred. Under Mexican law, VAT paid can be used in the future to offset amounts resulting from VAT charged on sales. Under certain circumstances and subject to approval from tax authorities, A Company can also apply for an early refund of VAT prior to generating sales. During 2024, the Company received a VAT recovery of $302,786 (2023 - 561,086; $2022 - $396,209) and other income of $83,660 (2023 - $173,876; 2022 - $139,313) related to a VAT refund from prior years which is recorded in interest and other income.